Inventories Related to Real Estate Business (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Summary of Inventories Related to Real Estate Business

	December 31
	2023	2024
	NT$	NT$	US$ (Note 4)

Land and buildings held for sale	$666,665	$647,039	$19,733
Construction in progress	3,001,811	3,219,955	98,199

	$3,668,476	$3,866,994	$117,932